Financial risk management (Details Text) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Risk Management Details Text [abstract]
Cash and cash equivalents	R$ 1,403,955	R$ 2,763,050	R$ 66,767	R$ 79,969